Tax Status (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member]	12 Months Ended
Dec. 31, 2025
Tax Status [Abstract]
Determination letter obtained	true
Determination letter date	Apr. 06, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]